Premises and Equipment - Summary of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost	$ 11,727	$ 11,585
Less accumulated depreciation	(5,653)	(5,457)
Premises and equipment, net	6,074	6,128
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost	2,461	2,461
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost	6,158	6,166
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment total, at cost	$ 3,108	$ 2,958